EXCHANGEABLE NOTES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXCHANGEABLE NOTES
Balance as of beginning	$ 454,316	$ 427,112	$ 427,112	$ 126,420
Issuance of exchangeable notes	361,262		27,883	378,964	$ 125,039
Exchange to Series A redeemable convertible preferred shares (note 14)				(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(9,719)		4,448	13,162	1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	93		1,670	33	(132)
Foreign currency translation adjustment	(1,609)		(6,797)	(31,048)	448
Balance as of ending	77,087		454,316	427,112	126,420
- Current portion			378,638
- Non-current portion	77,087		75,678
WFOE Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	378,638	355,320	355,320	126,420
Issuance of exchangeable notes			27,883	307,172	125,039
Exchange to Series A redeemable convertible preferred shares (note 14)				(60,419)
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	(11,509)	3,144	737	13,162	1,065
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	0	651	272	33	(132)
Foreign currency translation adjustment	(1,135)		(5,574)	(31,048)	448
Balance as of ending			378,638	355,320	126,420
- Current portion			378,638
Lightning Speed Exchangeable Notes
EXCHANGEABLE NOTES
Balance as of beginning	75,678	71,792	71,792
Issuance of exchangeable notes				71,792
Changes in fair values of exchangeable notes, excluding impact of instrument-specific credit risk	1,790	3,155	3,711	0	0
Changes in fair values of exchangeable notes due to the instrument- specific credit risk	93	$ 423	1,398	0	$ 0
Foreign currency translation adjustment	(474)		(1,223)
Balance as of ending	77,087		75,678	$ 71,792
- Non-current portion	$ 77,087		$ 75,678